Interest Rate Swaps (Tables)	6 Months Ended
Jun. 30, 2020
Designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments	Balance Sheet location	June 30, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$155,689	—
Interest rate swap	Non - current portion of derivative liabilities	$617,729	—

Not designated as hedging instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of interest rate swap liabilities

Derivatives not designated as hedging instruments	Balance Sheet location	June 30, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$13,784	—
Interest rate swap	Non - current portion of derivative liabilities	$85,587	—